Note 23 - Primary Cash-Generating Units (Detail: Text Values) - EUR (€) € in Billions	Dec. 31, 2024	Dec. 31, 2023
Primary Cash-Generating Units
Constant long-term growth rate of up to	3.30%	3.00%
Discount rates (after tax) for AM CGU	10.40%	10.90%
Changes in key assumptions could cause an impairment loss in AM if recoverable amount exceeds the carrying amount by (in %)	24.00%
Changes in key assumptions could cause an impairment loss in AM if recoverable amount exceeds the carrying amount by (in EUR)	€ 1.7